CONSOLIDATED STATEMENT OF OPERATIONS	3 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
General and administrative expenses	$ 31,519
Loss from operations	(31,519)
Net loss	$ (31,519)
Weighted average shares of common stock outstanding, basic | shares	1,000
Weighted average shares of common stock outstanding, diluted | shares	1,000
Basic net loss per share of common stock | $ / shares	$ (31.52)
Diluted net loss per share of common stock | $ / shares	$ (31.52)